SEGMENT, CUSTOMER AND GEOGRAPHIC INFORMATION (Details 1) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues	[1]	$ 100,924	$ 105,290	$ 97,857
Israel [Member]
Revenues	[1]	66,844	70,267	68,735
Latin America [Member]
Revenues	[1]	7,601	7,471	8,904
Brazil [Member]
Revenues	[1]	7,173	10,669	2,666
Argentina [Member]
Revenues	[1]	4,617	3,990	4,852
Europe [Member]
Revenues	[1]	5,271	5,891	8,928
Other [Member]
Revenues	[1]	$ 9,418	$ 7,002	$ 3,772

[1]	Revenues are attributed to geographic areas based on the location of the end customers.